Other Operating Income - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of other operating income [line items]
Assets held for sale	₨ 240	$ 3	₨ 27,201
Liabilities directly associated with assets held for sale			₨ 6,212
Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash consideration	₨ 25,432
Top of range [member] | Wipro Airport IT Services Limited [member]
Disclosure of other operating income [line items]
Percentage of ownership interest	74.00%
Bottom of range [member] | Wipro Airport IT Services Limited [member]
Disclosure of other operating income [line items]
Percentage of ownership interest	11.00%
Share buy- back program [member] | Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash consideration	₨ 28,124
Cash paid for unit subscription	3,766
Buyback unit amount	₨ 2,032
Vesting period of shares issued	3 years
Fair value on sale consideration	₨ 24,358
Amount of units issued by the buyer	₨ 1,734